Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Berry Petroleum Corp
Entity Central Index Key	0001705873
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Small Business	false
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Fiscal Year Focus	2018
Document Period End Date	Sep. 30, 2018
Amendment Flag	false